FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Mar. 31, 2024
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AND RECORDED AT FAIR VALUE ON RECURRING BASIS

The following table summarizes the Company’s financial assets and liabilities measured and recorded at fair value on recurring basis as of March 31, 2023:

March 31, 2023
	Active market	Observable input	Non-observable input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liabilities:
Warrant liabilities	-	-	8	8